Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 88,621	¥ 85,205
Contract liabilities	[1]	¥ 3,834	¥ 3,497

[1]	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.